Inventories - Inventories recognized as an expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Carrying amount of inventories sold	$ 52,701,330	$ 10,412,753	$ 4,383,747